Related party and shareholder transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related party and shareholder transactions [Abstract]
Schedule of Related party and shareholder transactions

Name of related parties	2012	2011	2010

BORO	$-	$-	$5,482
Mosview	-	-	7,136
	$-	$-	$12,618

Purchase - related party

Name of related party	2012	2011	2010

Mosview	$-	$-	$7,256

Short-term loan - shareholder

Name of related party	December 31, 2012	December 31, 2011

Sun Zone Investments Limited	$209	$209